Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules. Please see “Executive Compensation” for discussion of our compensation philosophy.

Year	Summary Compensation Table Total for PEO 1[1]	Summary Compensation Table Total for PEO 2[1]	Compensation Actually Paid to PEO 1[2]	Compensation Actually Paid to PEO 2[3]	Average Summary Compensation Table Total for Non-PEO NEOs[4]	Average Compensation Actually Paid to Non-PEO NEOs[5]	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Loss (in thousands)
2023	$613,200	$438,200	$613,200	$378,636	$435,500	$412,743	$33.43	$(25,904)
2022	$612,200	$-	$612,200	$-	$742,968	$627,442	$47.72	$(10,681)
2021	$561,200	$-	$561,200	$-	$436,200	$419,684	$70.52	$(1,094)

[1] James Petcoff ("PEO 1") served as our principal executive officer (“PEO”) for the full years 2021 and 2022, and from January 1, 2023 until December 31, 2023. Nicholas Petcoff ("PEO 2"), who previously served as Co-CEO (but was not considered a PEO), was appointed as Chief Executive Officer and became our PEO on December 31, 2023.

[2] Amounts reported reflect CAP for Mr. James Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. No adjustments were reported as Mr. James Petcoff does not have any equity awards outstanding.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards (a)	Compensation Actually Paid to PEO 1
2023	$613,200	$-	$613,200
2022	$612,200	$-	$612,200
2021	$561,200	$-	$561,200

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2023	$438,200	$-	$(59,564)	$378,636

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$(67,752)	$8,188	$(59,564)

[4] Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group for each corresponding year. The names of each of the other NEOs included for the purposes of calculating the average amounts in each applicable year are Mr. Nicholas Petcoff and Mr. Brian Roney for each of 2022 and 2021, and Mr. Brian Roney and Mr. Harold Meloche for 2023.

[5] Amounts reported reflect CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$435,500	$-	$(22,757)	$412,743
2022	$742,968	$305,768	$190,242	$627,442
2021	$436,200	$-	$(16,516)	$419,684

a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Equity Award Adjustments(a)
2023	$(25,962)	$3,205	$(22,757)
2022	$(5,363)	$(2,327)	$190,242
2021	$(15,104)	$(1,412)	$(16,516)

Named Executive Officers, Footnote

[1] James Petcoff ("PEO 1") served as our principal executive officer (“PEO”) for the full years 2021 and 2022, and from January 1, 2023 until December 31, 2023. Nicholas Petcoff ("PEO 2"), who previously served as Co-CEO (but was not considered a PEO), was appointed as Chief Executive Officer and became our PEO on December 31, 2023.

	The names of each of the other NEOs included for the purposes of calculating the average amounts in each applicable year are Mr. Nicholas Petcoff and Mr. Brian Roney for each of 2022 and 2021, and Mr. Brian Roney and Mr. Harold Meloche for 2023.
Adjustment To PEO Compensation, Footnote	Amounts reported reflect CAP for Mr. James Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. No adjustments were reported as Mr. James Petcoff does not have any equity awards outstanding.

Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards (a)	Compensation Actually Paid to PEO 1
2023	$613,200	$-	$613,200
2022	$612,200	$-	$612,200
2021	$561,200	$-	$561,200

[3] Amounts reported reflect CAP for Mr. Nicholas Petcoff, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year.

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustment	Compensation Actually Paid to PEO 2
2023	$438,200	$-	$(59,564)	$378,636

Non-PEO NEO Average Total Compensation Amount	$ 435,500	$ 742,968	$ 436,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 412,743	627,442	419,684
Equity Valuation Assumption Difference, Footnote

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$(67,752)	$8,188	$(59,564)

[4] Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group for each corresponding year. The names of each of the other NEOs included for the purposes of calculating the average amounts in each applicable year are Mr. Nicholas Petcoff and Mr. Brian Roney for each of 2022 and 2021, and Mr. Brian Roney and Mr. Harold Meloche for 2023.

[5] Amounts reported reflect CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$435,500	$-	$(22,757)	$412,743
2022	$742,968	$305,768	$190,242	$627,442
2021	$436,200	$-	$(16,516)	$419,684

a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Equity Award Adjustments(a)
2023	$(25,962)	$3,205	$(22,757)
2022	$(5,363)	$(2,327)	$190,242
2021	$(15,104)	$(1,412)	$(16,516)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 33.43	47.72	70.52
Net Income (Loss)	(25,904,000)	$ (10,681,000)	$ (1,094,000)
Adjustment to Compensation, Amount	$ (59,564)
PEO Name	Nicholas Petcoff	James Petcoff	James Petcoff
Average Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,757)	$ 190,242	$ (16,516)
Mr. James Petcoff
Pay vs Performance Disclosure
PEO Total Compensation Amount	613,200	612,200	561,200
PEO Actually Paid Compensation Amount	613,200	612,200	561,200
Mr. Nicholas Petcoff
Pay vs Performance Disclosure
PEO Total Compensation Amount	438,200
PEO Actually Paid Compensation Amount	378,636
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,752)
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,188
PEO | Mr. Nicholas Petcoff | Equity Award Adjustment
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,564)
Non-PEO NEO | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,962)	(5,363)	(15,104)
Non-PEO NEO | Average Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		305,768
Non-PEO NEO | Average Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,757)	190,242	(16,516)
Non-PEO NEO | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,205	$ (2,327)	$ (1,412)